Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Current assets
Cash and cash equivalents	€ 171,029	€ 276,748	€ 207,240
Current trade and others receivables	11,919	12,033	8,794
Other current assets	1,765	1,968	2,078
Inventories	4	4	4
Total - Current assets	184,717	290,753	218,116
Non-current assets
Intangible assets	791	920	796
Property, plant and equipment	11,648	16,453	7,764
Other non-current financial assets	1,458	1,727	1,313
Deferred tax assets
Total - Non-current assets	13,897	19,099	11,362
Total - Assets	198,614	309,853	229,478
Current liabilities
Current convertible loans	1,313	1,312	1,312
Other current loans and borrowings	3,035	3,226	1,848
Current trade and other payables	25,564	36,917	35,974
Current deferred income and revenue	124	139	1
Current provisions	1,031	2,061	112
Total - Current liabilities	31,067	43,657	39,248
Non-current liabilities
Non-current convertible loans	169,470	164,142	159,176
Other non-current loans and borrowings	11,873	14,939	7,255
Non-current trade and other payables	451	450	0
Non-current employee benefits	1,148	1,408	1,085
Deferred tax liabilities	767	1,193	1,773
Total - Non-current liabilities	183,709	182,132	169,291
Shareholders' equity
Share capital	9,722	9,715	7,796
Share premium	379,057	377,821	251,554
Retained earnings (accumulated deficit)	(303,629)	(238,340)	(158,897)
Currency translation adjustment	(92)	14	6
Net profit (loss)	(101,221)	(65,144)	(79,521)
Total shareholders' equity - Group share	(16,162)	84,065	20,939
Total - Shareholders' equity	(16,162)	84,065	20,939
Total - Shareholders' equity & liabilities	€ 198,614	€ 309,853	€ 229,478

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.